Unit Activity (Details) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unit Activity [Line Items]
Units issued	9,798	4,403	117,302	89,269
Units redeemed	(368,539)	(1,428,335)	(958,407)	(1,139,117)
VAL
Unit Activity [Line Items]
Units issued	8,274	2,580	104,929	75,275
Units redeemed	(347,723)	(1,317,620)	(785,684)	(993,524)
VLI
Unit Activity [Line Items]
Units issued	1,331	1,461	11,027	10,519
Units redeemed	(17,661)	(90,511)	(78,423)	(68,528)
SPVA
Unit Activity [Line Items]
Units issued	0	0	0	0
Units redeemed	0	0	0	(63)
SPVL
Unit Activity [Line Items]
Units issued	193	362	1,346	3,475
Units redeemed	(3,155)	(20,204)	(94,300)	(77,002)